Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	Huahui Education Group Ltd
Entity Central Index Key	0001680935
Document Type	F-1/A
Amendment Flag	true
Amendment description	Amendment No. 3
Entity Emerging Growth Company	true
Entity Ex Transition Period	false